SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Conversion of Series B Preferred Stock [Member]
Antidilutive securities excluded from computation of net loss per share, amount	9,431,250		1,756,250
Conversion Of Series E 1 Preferred Stock [Member]
Antidilutive securities excluded from computation of net loss per share, amount	8,500,000		7,650,000
Common Stock Options [Member]
Antidilutive securities excluded from computation of net loss per share, amount	1,112,619	468,619	468,619	340,619
Common Stock Warrants [Member]
Antidilutive securities excluded from computation of net loss per share, amount	7,559,289	46,154	46,154	126,154
Conversion of Debentures [Member]
Antidilutive securities excluded from computation of net loss per share, amount	218,750	66,000	625,000	66,000
Conversion of Debentures [Member] | Shares May Be Converted into Bridge Notes [Member]
Antidilutive securities excluded from computation of net loss per share, amount		8,079,617	6,578,702	2,858,671
Conversion of Redeemable Convertible Preferred Stock [Member]
Antidilutive securities excluded from computation of net loss per share, amount	4,286,875	3,522,591	2,727,273	299,442